Scudder Variable Series I

Bond Portfolio

Capital Growth Portfolio

Global Discovery Portfolio

Growth and Income Portfolio

Health Sciences Portfolio

International Portfolio

Money Market Portfolio

Supplement to the currently effective statement of additional information for the fund and the portfolios listed above:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The new fund and portfolio names will be as follows:

Current Fund Name / Current Portfolio Name	New Fund Name/ New Portfolio Name, effective February 6, 2006

Scudder Variable Series I	DWS Variable Series I
Bond Portfolio	DWS Bond VIP
Capital Growth Portfolio	DWS Capital Growth VIP
Global Discovery Portfolio	DWS Global Opportunities VIP
Growth and Income Portfolio	DWS Growth & Income VIP
Health Sciences Portfolio	DWS Health Care VIP
International Portfolio	DWS International VIP
Money Market Portfolio	Money Market VIP

Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

Current Name	New Name, effective February 6, 2006

Scudder Distributors, Inc.	DWS Scudder Distributors, Inc.
Scudder Fund Accounting Corporation	DWS Scudder Fund Accounting Corporation
Scudder Investments Service Company	DWS Scudder Investments Service Company
Scudder Service Corporation	DWS Scudder Service Corporation
Scudder Trust Company	DWS Trust Company

Please Retain this Supplement for Future Reference

January 23, 2006